MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Disclosure Of Material Accounting Policies [Abstract]
Basis of accounting
2.1	Basis of accounting

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS Accounting Standards”) issued by the International Accounting Standards Board (“IASB”). The accounting policies adopted are set out below.

Application of new and revised IFRS Accounting Standards
2.2	Application of new and revised IFRS Accounting Standards

From 1 January 2023, the Group has applied a number of amendments to IFRS Accounting Standards that are mandatorily effective for an accounting period that begins on or after 1 January 2023. Their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements except as below.

Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements—Disclosure of Accounting Policies

The
Group
 have
adopted the amendments to IAS 1 for the first time in the current year. The amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments replace all instances of the term ‘significant accounting policies’ with ‘material accounting policy information’. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.

New and revised International Financial Reporting Standards (IFRSs) in issue but not yet effective
2.3	New and revised IFRS Accounting Standards in issue but not yet effective

The Group has not applied the following new and revised IFRSs that are relevant to the Group that were issued but are not yet effective:

Amendments to IAS 1	Classification of liabilities as Current or Non-current
Amendments to IAS 1	Non-current Liabilities with Covenants

The directors do not expect that the adoption of the Standards listed above will have a material impact on the financial statements of the Group in future periods.

Basis of Consolidation
2.5	Basis of Consolidation

The consolidated financial statements incorporate the financial statements of the parent company
and entities controlled by the
parent company
(its subsidiaries) made up to 31 December each year. Control is achieved when the Group has the power over the investee, is exposed; or has rights, to variable returns from its involvement with the investee; and has the ability to use its power to affects its returns. Details of the group’s subsidiaries and composition of the group are disclosed in Note 14.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date the Group gains control until the date when the Group ceases to control the subsidiary. Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used into line with the Group’s accounting policies. All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Group are eliminated on consolidation.

Non-controlling interests in subsidiaries are identified separately from the Group’s equity therein. Those interests of non-controlling shareholders that are present ownership interests entitling their holders to a proportionate share of net assets upon liquidation may initially be measured at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity.

Profit or loss and each component of other comprehensive income (loss) are attributed to the owners of the Group and to the non-controlling interests. Total comprehensive income (loss) of the subsidiaries is attributed to the owners of the Group and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Changes in the Group’s interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions. The carrying amount of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognised directly in equity and attributed to the owners of the Group.

Financial Instruments
2.6	Financial instruments

Financial assets and financial liabilities are recognised on the Group’s statement of financial position when the Group becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value (except for trade receivables that do not have a significant financing component which are measured at transaction price), net of transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

Financial assets

Classification of financial assets

The Group classifies its financial assets in the following measurement categories:
•	those to be measured subsequently at fair value (either through OCI or through profit or loss), and
•	those to be measured at amortised cost.

All recognised financial assets are subsequently measured in their entirety at either amortised cost or fair value through other comprehensive income (“FVTOCI”) or fair value through profit or loss (“FVTPL”), depending on the classification of the financial assets.
The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.
Debt instruments mainly comprise cash and bank balances, trade receivables, contract assets, other receivables and amount due from related parties that meet the following conditions are subsequently measured at amortised cost:

•	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Debt instruments relating to other investments that meet the following conditions are subsequently measured at fair value through other comprehensive income (loss) (FVTOCI):

•	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and
•	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

By default, all other financial assets are subsequently measured at fair value through profit or loss (FVTPL).

Impairment of financial assets

The Group recognises a loss allowance for expected credit losses (“ECL”) on trade and other receivables, amounts due from joint ventures and contract assets. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument. The ECL incorporates forward-looking information and is a probability-weighted estimate of the difference between all contractual cash flows that are due to the group in accordance with the contract and all the cash flows that the group expects to receive, discounted at the original effective interest rate. Details about the group’s credit risk management and impairment policies are disclosed in Note 4 (a), 7, 8 and 9.

Credit-impaired financial assets

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

•	significant financial difficulty of the issuer or the borrower;
•	a breach of contract, such as a default or past due event;
•
the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider;

•	it is becoming probable that the borrower will enter bankruptcy or other financial reorganisation; or
•	the disappearance of an active market for that financial asset because of financial difficulties.

Derecognition of financial assets

The Group derecognises a financial asset only when the contractual rights to the cash flows from the asset expire, or it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity.  If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognises its retained interest in the asset and an associated liability for amounts it may have to pay.  If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognise the financial asset and also recognises a collateralised borrowing for the proceeds received.

Classification as debt or equity

Debt and equity instruments issued by the Group are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments
An equity instrument is any contract that evidences a residual interest in the assets of the Group after deducting all of its liabilities.  Equity instruments are recorded at the proceeds received, net of direct issue cost.

Repurchase of the company’s own equity instruments is recognised and deducted directly in equity. No gain or loss is recognised in profit or loss on the purchase, sale, issue or cancellation of the company’s own equity instruments.

Financial liabilities at amortised cost

Financial liabilities at amortised cost include trade and other payables, amounts due to related parties, bank loans and other borrowings. These are initially measured at fair value and subsequently measured at amortised cost, using the effective interest method, except for short-term balances when the effect of discounting is immaterial.

Derecognition of financial liabilities

The Group derecognises financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognised and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognised in profit or loss.

Derivative financial instruments

The Group enters into freight forward agreements and bunker swaps to manage its exposure to freight rate and bunker prices respectively.  Further details of derivative financial instruments are disclosed in Note 10.

Derivatives are initially recognised at fair value at the date the derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period.  The resulting gain or loss is recognised in profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship.  Group designates the derivatives as hedges of highly probable forecast transactions or hedges of foreign currency risk of firm commitments (cash flow hedges).

A derivative with a positive fair value is recognised as a financial asset whereas a derivative with a negative fair value is recognised as a financial liability. Derivatives are not offset in the financial statements unless the Group has both legal right and intention to offset. A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the instruments is more than 12 months and it is not expected to be realised or settled within 12 months. Other derivatives are presented as current assets or current liabilities.

Financial liabilities and equity instruments

Hedge accounting

The Group designates hedges of freight rate risk and bunker prices as cash flow hedges.

At the inception of the hedge relationship, the entity documents the relationship between the hedging instrument and hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions.  Furthermore, at the inception of the hedge and on an ongoing basis, the Group documents whether the hedging instrument is effective in offsetting changes in fair values or cash flows of the hedged item attributable to the hedged risk, which is when the hedging relationships meet all of the following hedge effectiveness requirements:

•	there is an economic relationship between the hedged item and the hedging instrument;
•	the effect of credit risk does not dominate the value changes that result from that economic relationship; and
•
the hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Group actually hedges and the quantity of the hedging instrument that the entity actually uses to hedge that quantity of hedged item.

Cash flow hedge

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognised in OCI and accumulated under the heading of Hedging Reserve.  The gain or loss relating to the ineffective portion is recognised immediately in profit or loss as part of other operating expense or other operating income.

Amounts previously recognised in OCI and accumulated in equity are reclassified to profit or loss in the periods when the hedged item is recognised in profit or loss in the same line of the statement of profit or loss and OCI as the recognised hedged item. However, when the forecast transaction that is hedged, results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously accumulated in equity are transferred from equity and included in the initial measurement of the cost of the asset or liability. This transfer does not affect OCI. Furthermore, if the Group expects that some or all of the loss accumulated in OCI will not be recovered in the future, that amount is immediately reclassified to profit or loss.

The Group discontinues hedge accounting only when the hedging relationship (or a part thereof) ceases to meet the qualifying criteria (after rebalancing, if applicable). This includes instances when the hedging instrument expires or is sold, terminated or exercised. The discontinuation is accounted for prospectively. Any gain or loss recognised in OCI and accumulated in equity at that time remains in equity and is recognised when the forecast transaction is ultimately recognised in profit or loss. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognised immediately in profit or loss.

Offsetting Arrangements
2.7	Offsetting Arrangements

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when the Group has a legally enforceable right to set off the recognised amounts, and intends either to settle on a net basis, or to realise the asset and settle the liability simultaneously. A right to set-off must be available today rather than being contingent on a future event and must be exercisable by any of the counterparties, both in the normal course of business and in the event of default, insolvency or bankruptcy.

Voyage expenses
2.8	Voyage expenses

Voyage expenses that relate directly to a contract include charter hire expenses, fuel expenses and port expenses. Contract costs are deferred and amortised over the course of the voyage on a percentage completion basis that is consistent with the revenue recognition. This percentage of completion is derived from time elapsed between the tender of readiness to load a cargo or delivery of a vessel to a charterer, and the completion of discharging a cargo or redelivery of a vessel from a charterer. Contract costs are recognised as an asset if they represent incremental costs of obtaining a contract or fulfilment costs that (i) relate directly a contract or to an anticipated contract, (ii) generate or enhance resources to be used in meeting obligations under the contract and (iii) are expected to be recovered.

Vessel operating costs
2.9	Vessel operating costs
Vessel operating costs primarily consists of crewing, vessel repairs and maintenance and vessel insurance costs. These costs are expensed as incurred on an accrual basis.
Foreign Currency Transactions and Translation
2.10	Foreign Currency Transactions and Translation

The individual financial statements of each group entity are measured and presented in the currency of the primary economic environment in which the entity operates (its functional currency which is predominantly United States dollars or South African Rands). The consolidated financial statements of the Group are presented in United States Dollars and are rounded to the nearest thousands.

In preparing the financial statements of the group entities, transactions in currencies other than the entity’s functional currency are recorded at the rates of exchange prevailing on the date of the transaction.  At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing on the end of the reporting period.  Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined.  Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

For the purpose of presenting consolidated financial statements, the assets and liabilities of the Group’s foreign operations (including comparatives) are expressed in United States Dollars using exchange rates prevailing at the end of the reporting period.  Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuated significantly during that period, in which case the exchange rates at the dates of the transactions are used.  Exchange differences arising, if any, are recognised in OCI and accumulated in a separate component of equity under the header of translation reserve.